Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 2,445,485	$ 3,038,131	$ 1,822,942
Impairment of property, plant and equipment		$ 57,117